Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
EBP, Employer Contribution Vesting
Participants vest in employer discretionary contributions plus the income thereon upon the completion of service with the Company or an affiliate at the following rate:

Years of Service	Vested Percentage

Less than 2 years	0%

2 years but less than 3	20%

3 years but less than 4	40%

4 years but less than 5	60%

5 years but less than 6	80%

6 years or more	100%